Other receivables and other assets	12 Months Ended
Dec. 31, 2024
Trade and other receivables [abstract]
Other receivables and other assets	Other receivables and other assets
Other receivables and other assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2022	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024
OTHER RECEIVABLES AND OTHER ASSETS
Prepaid expenses - non current	1,037	2,320	948
Total non-current other assets	1,037	2,320	948
Research tax credit ("CIR")	4,595	4,600	5,774
VAT receivables	3,467	14,439	9,841
Prepaid expenses	915	5,746	3,233
Credit notes	254	60	48
Total current other receivables and assets	9,231	24,845	18,896
Other receivables and other assets	10,268	27,164	19,843
Research tax credit (“CIR”)
The CIR is recognized as Other Operating Income (see note 4.9) in the year to which the eligible research expense relates. The Group received the payments of the CIR for 2022 and 2023 tax years in the amount of respectively  €4,476 thousand and €4,493 thousand in respectively 2023 and 2024 and expects to receive the CIR for the 2024 tax year of €5,774 thousand in 2025.
VAT Receivables
Value-added tax (“VAT”) receivables relate primarily to the deductible VAT and VAT refunds claimed.
Their increase as of December 31, 2023 compared to December 31, 2022 is due to the increase in trade payables and accrued invoices over the period (see Note 17.1).

Prepaid expenses
Prepaid expenses as of December 31, 2022 include prepaid expenses related to CRO contracts for amount of €1,714 thousand (see
Note 9).
Prepaid expenses as of December 31, 2023 include prepaid expenses related to CRO contracts for an amount of €1,347 thousand (see
Note 9) and deferred transactions costs related to tranches B and C of the Kreos / Claret financings for an amount of €3,152 thousand
(most of which represents the issuance date fair value of the tranche A-B and C Kreos / Claret BSA, representing origination fees for the future drawdowns of the tranches B and C of the Kreos / Claret Financing, See Note 15.1) and other expenses from various suppliers amounting to €3,567 thousand.
Prepaid expenses as of December 31, 2024 include prepaid expenses related to CRO contracts for an amount of €1,577 thousand (see
Note 9) and other expenses from various suppliers amounting to €2,604 thousand.
The decrease in prepaid expenses over the year ended December 31, 2024 mainly corresponds to the reclassification of the deferred transaction costs of tranche B of the Kreos / Claret Financing, from prepaid expenses to a reduction of the initial carrying value of the debt component, in accordance with the effective interest rate method, for an amount of €1,546 thousand, and to the amortization of the deferred transaction costs related to tranche C (already fully amortized on the date of drawdown).